UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     May 04, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $267,912 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      339     4481 SH       SOLE                     4481        0        0
ABBOTT LABS                    COM              002824100      202     4748 SH       SOLE                     4748        0        0
ACACIA RESH CORP               COMBIMTRX  COM   003881208       32    12339 SH       SOLE                    12339        0        0
ALLSTATE CORP                  COM              020002101      294     5651 SH       SOLE                     5651        0        0
ALLTEL CORP                    COM              020039103      252     3899 SH       SOLE                     3899        0        0
ALTRIA GROUP INC               COM              02209s103      205     2887 SH       SOLE                     2887        0        0
AMERICAN EXPRESS CO            COM              025816109      265     5045 SH       SOLE                     5045        0        0
AMERICAN INTL GROUP INC        COM              026874107      211     3192 SH       SOLE                     3192        0        0
AMGEN INC                      COM              031162100      303     4160 SH       SOLE                     4160        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1042    22874 SH       SOLE                    22874        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      723        8 SH       SOLE                        8        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      223       74 SH       SOLE                       74        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      154    10000 SH       SOLE                    10000        0        0
BOEING CO                      COM              097023105      205     2635 SH       SOLE                     2635        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     3862   114304 SH       SOLE                   114304        0        0
BP PLC                         SPONSORED ADR    055622104      703    10194 SH       SOLE                    10194        0        0
CHEVRON CORP NEW               COM              166764100     1051    18131 SH       SOLE                    18131        0        0
CISCO SYS INC                  COM              17275R102      635    29313 SH       SOLE                    29313        0        0
CITIGROUP INC                  COM              172967101     1384    29299 SH       SOLE                    29299        0        0
DIAMONDS TR                    UNIT SER 1       252787106    11856   106517 SH       SOLE                   106517        0        0
ELAN PLC                       ADR              284131208      465    32200 SH       SOLE                    32200        0        0
EMERSON ELEC CO                COM              291011104      216     2580 SH       SOLE                     2580        0        0
EXXON MOBIL CORP               COM              30231G102     2914    47875 SH       SOLE                    47875        0        0
FAIR ISAAC CORP                COM              303250104      238     5996 SH       SOLE                     5996        0        0
GENENTECH INC                  COM NEW          368710406      288     3408 SH       SOLE                     3408        0        0
GENERAL ELECTRIC CO            COM              369604103     2435    70019 SH       SOLE                    70019        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      222     1417 SH       SOLE                     1417        0        0
HEWLETT PACKARD CO             COM              428236103      233     7082 SH       SOLE                     7082        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      628     7493 SH       SOLE                     7493        0        0
ILOG S A                       SPONSORED ADR    452360100      240    15393 SH       SOLE                    15393        0        0
INTEL CORP                     COM              458140100      296    15214 SH       SOLE                    15214        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      626     7588 SH       SOLE                     7588        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      360     5742 SH       SOLE                     5742        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      849    17163 SH       SOLE                    17163        0        0
ISHARES TR                     RUSSELL 1000     464287622     7704   108984 SH       SOLE                   108984        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2924    39999 SH       SOLE                    39999        0        0
ISHARES TR                     RUSSELL 2000     464287655      324     4262 SH       SOLE                     4262        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      765    10240 SH       SOLE                    10240        0        0
ISHARES TR                     S&P 500 INDEX    464287200    84682   651799 SH       SOLE                   651799        0        0
ISHARES TR                     DJ US UTILS      464287697      742     9813 SH       SOLE                     9813        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      641     9831 SH       SOLE                     9831        0        0
ISHARES TR                     DJ US TECH SEC   464287721     1013    19387 SH       SOLE                    19387        0        0
ISHARES TR                     1-3 YR TRS BD    464287457     1236    15453 SH       SOLE                    15453        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    28580   440238 SH       SOLE                   440238        0        0
JOHNSON & JOHNSON              COM              478160104      885    14952 SH       SOLE                    14952        0        0
KIMBERLY CLARK CORP            COM              494368103      214     3700 SH       SOLE                     3700        0        0
MATTEL INC                     COM              577081102      314    17300 SH       SOLE                    17300        0        0
MAXYGEN INC                    COM              577776107       87    10537 SH       SOLE                    10537        0        0
MERCK & CO INC                 COM              589331107      215     6112 SH       SOLE                     6112        0        0
MICROSOFT CORP                 COM              594918104      699    25688 SH       SOLE                    25688        0        0
MILLEA HOLDINGS INC            ADR              60032R106      211     2145 SH       SOLE                     2145        0        0
MORGAN STANLEY                 COM NEW          617446448      257     4096 SH       SOLE                     4096        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    27974   667167 SH       SOLE                   667167        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      309     3335 SH       SOLE                     3335        0        0
OPENTV CORP                    CL A             G67543101      102    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      204    14896 SH       SOLE                    14896        0        0
PEPSICO INC                    COM              713448108      441     7624 SH       SOLE                     7624        0        0
PFIZER INC                     COM              717081103      638    25602 SH       SOLE                    25602        0        0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102      201     4111 SH       SOLE                     4111        0        0
PROCTER & GAMBLE CO            COM              742718109      985    17094 SH       SOLE                    17094        0        0
QUALCOMM INC                   COM              747525103      432     8545 SH       SOLE                     8545        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      296     4760 SH       SOLE                     4760        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      295    17127 SH       SOLE                    17127        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      674    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2469   111495 SH       SOLE                   111495        0        0
SOLECTRON CORP                 COM              834182107       48    12000 SH       SOLE                    12000        0        0
SOUTHERN CO                    COM              842587107      205     6241 SH       SOLE                     6241        0        0
SPDR TR                        UNIT SER 1       78462F103    61157   471054 SH       SOLE                   471054        0        0
STELLENT INC                   COM              85856W105     1070    90234 SH       SOLE                    90234        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      365     6280 SH       SOLE                     6280        0        0
SUN MICROSYSTEMS INC           COM              866810104       55    10756 SH       SOLE                    10756        0        0
US BANCORP DEL                 COM NEW          902973304      300     9846 SH       SOLE                     9846        0        0
VANGUARD INDEX FDS             REIT VIPERS      922908553     3022    44497 SH       SOLE                    44497        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      207     9899 SH       SOLE                     9899        0        0
WELLS FARGO & CO NEW           COM              949746101      299     4677 SH       SOLE                     4677        0        0
WESTAMERICA BANCORPORATION     COM              957090103      309     5959 SH       SOLE                     5959        0        0
ZIMMER HLDGS INC               COM              98956P102      271     4016 SH       SOLE                     4016        0        0
ZIPREALTY INC                  COM              98974V107      140    15906 SH       SOLE                    15906        0        0